Restricted financial assets (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets pledged as collateral
Cash and balances at central banks pledged as collateral	$ 876	$ 709
Financial assets at fair value held for trading	71,050	76,579
of which: assets pledged as collateral which may be sold or repledged by counterparties	38,532	44,524
Loans and advances to customers	71,887	28,105
Financial assets at fair value not held for trading	3,645	3,099
of which: assets pledged as collateral that may be sold or repledged by counterparties	2,566	2,110
Debt securities classified as Other financial assets measured at amortized cost	8,703	7,043
of which: assets pledged as collateral that may be sold or repledged by counterparties	7,891	6,299
Total financial assets pledged as collateral	156,160	115,535
Other restricted financial assets
Amounts due from banks	2,473	2,543
Financial assets at fair value held for trading	264	169
Cash collateral receivables on derivative instruments	8,006	4,685
Loans and advances to customers	186	28
Other financial assets measured at amortized cost	4,184	3,334
Financial assets at fair value not held for trading	20,377	17,844
Financial assets measured at fair value through other comprehensive income	1,863	1,846
Other	128	249
Total other restricted financial assets	37,481	30,698
Total financial assets pledged and other restricted financial assets	193,641	146,233
Assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes, as well as undrawn contingency funding facilities	$ 30,500	$ 26,500